Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

In addition to related party transactions discussed elsewhere in this Annual Report, the Company has an indemnity obligation to Vornado Realty Trust, one of its significant shareholders, with respect to actions by the Company that affect Vornado Realty Trust's status as a REIT.

All related party acquisitions, sales and loans were approved by the independent members of the Company's Board of Trustees or the Audit Committee.

During 2011 and 2010, the Company advanced an aggregate $20,077 and $7,614, respectively, to NLS entities in the form of interest bearing, non-recourse mortgage notes to satisfy maturing non-recourse mortgages. These advances were satisfied in full in 2011.

The Company leases certain properties to entities owned by significant shareholders and/or the former Company's Executive Chairman and Director of Strategic Acquisitions. During 2011, 2010 and 2009, the Company recognized $864, $905 and $1,538, respectively, in rental revenue from these properties. The Company leases its corporate office in New York City from an affiliate of Vornado Realty Trust. Rent expense for this property was $1,281, $1,272 and $1,282 in 2011, 2010 and 2009, respectively.